united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

CANE ALTERNATIVE STRATEGIES FUND

Semi-Annual Report
December 31, 2017

Investor Information: 1-855-382-6455

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Cane Alternative Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Cane Alternative Strategies Fund
Portfolio Review (Unaudited)
December 31, 2017

The Fund’s performance figures for the periods ending December 31, 2017, compared to its benchmark:

Cane Alternative Strategies	Six	One	Three	Five	Ten	Since	Since
Fund	Month	Year	Years	Years	Years	Inception*	Inception**
Class A	0.01%	(1.61)%	(3.22)%	—	—	0.82%	—
Class A with Load	(4.78)%	(6.24)%	(5.11)%	—	—	(0.95)%	—
Class C	(0.74)%	(2.81)%	(4.33)%	—	—	(0.29)%	—
Class I ***	0.11%	(1.30)%	(3.01)%	4.23%	3.29%	—	2.67%
S&P 500 Total Return Index ****	11.42%	21.83%	11.41%	15.79%	8.50%	11.32%	8.11%

*	Class A and Class C commenced operations on August 29, 2014. Returns greater than 1 year are annualized.

**	Class I (including historical performance of the Predecessor Fund) commenced operations on November 1, 2007.

***	The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC, and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 29, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to waive its fees and make payments to limit expenses of the Fund, until October 31, 2018, to ensure that the net annual fund operating expenses will not exceed 2.50%, 3.25% and 2.25%, respectively for Class A, Class C and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated November 1, 2017, including underlying funds fees and expenses, but before any waivers, are 3.97%, 4.80%, and 3.60% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 4.75%. All shares are subject to a 1.00% fee if redeemed in less than 30 days of purchase. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-382-6455.

Portfolio Composition as of December 31, 2017 (Unaudited)

Percent of Net Assets
Common Stock
Consumer, Cyclical	6.16%
Financial	4.06%
Technology	3.03%
Communications	2.72%
Industrial	2.16%
Consumer, Non-Cyclical	1.77%
Basic Materials	0.47%
Short-Term Investments	51.01%
Other Assets Less Liabilities	28.62%
Net Assets	100.00%

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 20.37%
	AEROSPACE/DEFENSE - 0.58%
1,295	Spirit AeroSystems Holdings, Inc.	$112,989

	AIRLINES - 0.85%
1,800	American Airlines Group, Inc.	93,654
1,084	United Continental Holdings, Inc. *	73,062
		166,716
	APPAREL - 0.64%
1,993	Michael Kors Holdings Ltd. *	125,459

	BIOTECHNOLOGY - 0.41%
1,126	Gilead Sciences, Inc.	80,667

	CHEMICALS - 0.47%
831	LyondellBasell Industries NV	91,676

	COMMERCIAL SERVICES - 0.92%
3,301	H&R Block, Inc.	86,552
745	ManpowerGroup, Inc.	93,952
		180,504
	COMPUTERS - 1.18%
276	DXC Technology Co.	26,192
3,213	Hewlett Packard Enterprise Co.	46,139
1,689	NCR Corp. *	57,409
1,815	NetApp, Inc.	100,406
		230,146
	DIVERSIFIED FINANCIAL SERVICES - 0.86%
591	Ameriprise Financial, Inc.	100,157
5,140	Navient Corp.	68,465
		168,622
	ELECTRONICS - 0.94%
2,746	Corning, Inc.	87,844
1,019	TE Connectivity Ltd.	96,846
		184,690
	HAND/MACHINE TOOLS - 0.41%
879	Lincoln Electric Holdings, Inc.	80,499

	INSURANCE - 2.42%
1,215	American International Group, Inc.	72,390
799	Assurant, Inc.	80,571
2,057	Assured Guaranty Ltd.	69,671
628	Travelers Companies, Inc.	85,182
2,001	Voya Financial, Inc.	98,989
1,878	XL Group Ltd.	66,030
		472,833
	INTERNET - 0.86%
2,466	Symantec Corp.	69,196
869	VeriSign, Inc. *	99,448
		168,644

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 20.37% (Continued)
	LEISURE TIME - 0.33%
1,257	Harley-Davidson, Inc.	$63,956

	LODGING - 0.53%
1,414	Hyatt Hotels Corp. *	103,986

	MEDIA - 1.45%
1,096	CBS Corp.	64,664
2,664	Discovery Communications, Inc. *	59,620
14,658	Sirius XM Holdings, Inc.	78,567
2,357	Twenty-First Century Fox, Inc.	81,387
		284,238
	MISCELLANEOUS MANUFACTURING - 0.23%
2,543	General Electric Co.	44,375

	PHARMACEUTICALS - 0.44%
1,153	Express Scripts Holding Co. *	86,060

	REAL ESTATE INVESTMENT TRUST - 0.40%
1,186	Macerich Co.	77,896

	RETAIL - 3.81%
1,745	AutoNation, Inc. *	89,571
1,912	Bed Bath & Beyond, Inc.	42,045
1,570	Best Buy Co., Inc.	107,498
413	Domino’s Pizza, Inc.	78,040
588	McDonald’s Corp.	101,207
1,653	Nordstrom, Inc.	78,319
1,073	Signet Jewelers Ltd.	60,678
1,375	Target Corp.	89,719
1,188	Yum! Brands, Inc.	96,953
		744,030
	SAVINGS & LOANS - 0.38%
5,354	Investors Bancorp, Inc.	74,314

	SEMICONDUCTORS - 0.89%
1,952	Applied Materials, Inc.	99,786
1,100	Qorvo, Inc. *	73,260
		173,046
	SOFTWARE - 0.96%
441	Micro Focus International PLC - ADRS *	14,813
787	MSCI, Inc.	99,587
4,464	Nuance Communications, Inc. *	72,986
		187,386
	TELECOMMUNICATIONS - 0.41%
895	Motorola Solutions, Inc.	80,854

	TOTAL COMMON STOCK (Cost - $3,597,043)	$3,983,586

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

			Maturity
Principal		Interest Rate %	Date	Value
	SHORT-TERM INVESTMENTS - 51.01%
	U.S. TREASURY BILL - 51.01%
$4,000,000	United States Treasury Bill	1.14% **	2/1/2018	$3,996,104
3,000,000	United States Treasury Bill	1.26% **	3/1/2018	2,994,012
3,000,000	United States Treasury Bill	1.38% **	5/24/2018	2,984,437
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,974,553)			9,974,553

	TOTAL INVESTMENTS - 71.38% (Cost - $13,571,596) (a)			$13,958,139
	OTHER ASSETS LESS LIABILITIES - 28.62%			5,596,276
	TOTAL NET ASSETS - 100.00%			$19,554,415

^	All of part of this investment is a holding of CAS Fund Limited.

*	Non-income producing security.

**	Discount Rate at time of purchase.

ADRS - American Depositary Receipt

LTD - Limited Company

PLC - Public Limited Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,571,596 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$559,586
Unrealized depreciation:	(173,042)
Net unrealized appreciation:	$386,544

Unrealized Gain
SCHEDULE OF SWAPS
LONG SWAPS - (0.14) % ^
Total return swap with Societe Generale. The swap provides exposure to the total returns of the Cane Global Macro Index, a propriety index of Societe Generale. The Cane Global Macro Index features a basket of assets selected by Cane Capital Management, in accordance with their investment strategy, that is calculated on a daily basis with reference to Cane Global Macro Index. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective in October 2015 with an open-ended termination date. In addition, the swap provides for an 0.50% + USK-LIBOR-BBA fee to Scoiete Generale (Notional Amount $8,219,142)	$(27,620)
TOTAL LONG SWAP CONTRACTS	$(27,620)

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The following table represents the holdings of the Total Return Swap held with Societe Generale.

					Unrealized
			Notional		Appreciation/
Long Contracts		Counterparty	Value	Maturity	(Depreciation)
	OPEN LONG FUTURE CONTRACTS
15	2 YR T-NOTE	Newedge UK Financial Ltd.	$3,210,525	March-18	$469
18	5 YR T-NOTE	Newedge UK Financial Ltd.	2,088,945	March-18	1,125
11	AUSTRALIAN DOLLAR CME	Newedge UK Financial Ltd.	859,210	March-18	16,280
5	CANADIAN DOLLAR CME	Newedge UK Financial Ltd.	399,500	March-18	9,715
150	CBOE Volatility Index (US)	Newedge UK Financial Ltd.	7,950	March-18	7,950
9	COTTON	Newedge UK Financial Ltd.	353,835	March-18	34,200
8	ERX 2 BUND	Newedge UK Financial Ltd.	895,800	March-18	(2,161)
6	ERX BOBL	Newedge UK Financial Ltd.	789,660	March-18	(7,635)
8	EUR/USD CME	Newedge UK Financial Ltd.	1,207,550	March-18	18,500
11	EURO BUND	Newedge UK Financial Ltd.	1,778,480	March-18	(24,298)
5	GOLD CMX	Newedge UK Financial Ltd.	654,650	February-18	5,450
1	HEATING OIL	Newedge UK Financial Ltd.	86,860	February-18	811
6	HI GR. COPPER	Newedge UK Financial Ltd.	495,075	March-18	22,050
5	SOYBEANS	Newedge UK Financial Ltd.	240,438	March-18	562
1	SUGAR NY	Newedge UK Financial Ltd.	16,979	March-18	526
9	US 10 YR NOTES	Newedge UK Financial Ltd.	1,116,135	March-18	(2,391)
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS				$81,153

Short Contracts
	OPEN SHORT FUTURE CONTRACTS
9	BRITISH POUND CME	Newedge UK Financial Ltd.	$762,581	March-18	$(4,725)
4	CORN	Newedge UK Financial Ltd.	70,150	March-18	100
2	CRUDE OIL	Newedge UK Financial Ltd.	120,840	February-18	(7,120)
5	DOLLAR INDEX	Newedge UK Financial Ltd.	459,130	March-18	8,115
2	GASOLINE BLENDSTOCK	Newedge UK Financial Ltd.	150,847	February-18	(487)
5	JAPANESE YEN CME	Newedge UK Financial Ltd.	557,125	March-18	1,656
2	NATURAL GAS	Newedge UK Financial Ltd.	59,060	February-18	(6,460)
4	NEW ZEALAND DOLLAR CME	Newedge UK Financial Ltd.	283,480	March-18	(3,440)
4	SWISS FRANC CME	Newedge UK Financial Ltd.	516,350	March-18	(5,600)
4	WHEAT	Newedge UK Financial Ltd.	85,400	March-18	150
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS				$(17,811)

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017 (Unaudited)

Assets:
Investments in Securities at Value (Identified cost $13,571,596)	$13,958,139
Cash	5,759,947
Dividend and Interest Receivable	3,551
Prepaid Expenses and Other Assets	7,471
Total Assets	19,729,108

Liabilities:
Redemptions Payable	95,371
Accrued Advisory Fees	13,284
Distribution (12b-1) Fees Payable	131
Swap Depreciation	27,620
Payable to Related Parties	19,233
Accrued Expenses and Other Liabilities	19,054
Total Liabilities	174,693

Net Assets	$19,554,415

Class A Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 49,117 shares of beneficial interest outstanding)	$476,054
Net Asset Value and Redemption Price Per Share (a) ($476,054/49,117 shares of beneficial interest outstanding)	$9.69
Offering Price Per Share ($9.69/0.9525)	$10.18

Class C Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 11 shares of beneficial interest outstanding)	$99
Net Asset Value, Offering and Redemption Price Per Share (a,b) ($99/11 shares of beneficial interest outstanding)	$9.27

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,952,467 shares of beneficial interest outstanding)	$19,078,262
Net Asset Value, Offering and Redemption Price Per Share (a) ($19,078,262/11,952,467 shares of beneficial interest outstanding)	$9.77

Composition of Net Assets:
At December 31, 2017, Net Assets consisted of:
Paid-in-Capital	$20,292,594
Accumulated net investment loss	(803,792)
Accumulated net realized loss from investments and swaps	(293,310)
Net realized and unrealized (depreciation) on:
Investments	386,543
Swaps	(27,620)
Net Assets	$19,554,415

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 30 days.

(b)	NAV does not recalculate due to rounding.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividend Income (Net of $163 Foreign Withholding Tax)	$31,258
Interest Income	61,567
Total Investment Income	92,825

Expenses:
Investment advisory fees	198,562
Distribution (12b-1) fees	757
Administrative services fees	29,002
Transfer agent fees	19,446
Accounting services fees	15,514
Compliance officer fees	13,416
Registration fees	10,684
Legal fees	10,232
Audit fees	9,521
Printing and postage expenses	5,990
Trustees’ fees and expenses	5,963
Custodian fees	5,516
Non 12b-1 shareholder servicing fees	1,422
Insurance expense	404
Other expenses	2,193
Total Expenses	328,622
Less: Fee Waived by Adviser	(98,821)
Net Expenses	229,801
Net Investment Loss	(136,976)

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain (Loss):
Investments	33,264
Swaps	(300,344)
Total net realized loss on investments and swaps	(267,080)

Net Change in Unrealized Appreciation:
Investments	238,775
Swaps	186,149
Total net change in unrealized appreciation	424,924

Net Realized and Unrealized Gain on Investments and Swaps	157,844

Net Increase in Net Assets Resulting From Operations	$20,868

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
Operations:
Net Investment loss	$(136,976)	$(230,008)
Net realized loss from investments and swaps	(267,080)	(271,536)
Net change in unrealized appreciation (depreciation) on investments and swaps	424,924	(46,400)
Net Increase (Decrease) in Net Assets Resulting From Operations	20,868	(547,944)

Distributions to Shareholders From:
From net realized gain:
Class A ($0.07 and $0.00 per share, respectively)	(4,110)	—
Class C ($0.07 and $0.00 per share, respectively)	(1)
Class I ($0.07 and $0.00 per share, respectively)	(136,833)	—
Net decrease in net assets from distributions to shareholders	(140,944)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (0 and 12,076 shares, respectively)	—	120,393
Distributions Reinvested (426 and 0 shares, respectively)	4,110	—
Redemption Fee Proceeds	—	5
Cost of Shares Redeemed (19,768 and 59,925 shares, respectively)	(192,219)	(596,062)
Total Class A	(188,109)	(475,664)

Class I
Proceeds from Shares Issued (2,549 and 1,306,246 shares, respectively)	24,976	13,001,627
Distributions Reinvested (3,868 and 0 shares, respectively)	37,635	—
Redemption Fee Proceeds	—	39
Cost of Shares Redeemed (92,680 and 355,773 shares, respectively)	(906,441)	(3,573,380)
Total Class I	(843,830)	9,428,286

Total Capital Share Transactions	(1,031,939)	8,952,622

Total Increase (Decrease) in Net Assets	(1,152,015)	8,404,678

Net Assets:
Beginning of Period	20,706,430	12,301,752
End of Period +	$19,554,415	$20,706,430

+ Includes accumulated net investment loss of:	$(803,792)	$(666,816)

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout the periods presented.

	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.76		$10.17	$11.19		$10.00
From Operations:
Net investment loss (2)	(0.08)		(0.19)	(0.18)		(0.22)
Net gain (loss) from investments and swaps (both realized and unrealized)	(0.06)		(0.22)	(0.28)		1.41
Total from operations	(0.14)		(0.41)	(0.46)		1.19

Less Distributions:
From realized gains	0.07		—	(0.00	) *	—
From net investment income	—		—	(0.56)		—
Total Distributions	0.07		—	(0.56)		—

Paid in capital from redemption fees	—		0.00 *	0.00	*	—

Net Asset Value, End of Period	$9.69		$9.76	$10.17		$11.19

Total Return (3)	0.01	% (6)	(4.03)%	(4.30)%		11.90	% (6)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$476		$668	$1,183		$1,081

Ratio of gross expenses to average net assets (4)	3.47	% (5)	3.97%	4.60%		5.64	% (5)
Ratio of net expenses to average net assets	2.50	% (5)	2.50%	2.50%		2.50	% (5)
Ratio of net investment loss to average net assets	(1.59	)% (5)	(1.91)%	(1.72)%		(2.32	)% (5)
Portfolio turnover rate	0	% (6)	26%	45%		0	% (6)

*	Less than $0.01 per share

(1)	Class A commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout the periods presented.

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.41		$9.91	$11.11	$10.00
From Operations:
Net investment loss (2)	(0.15)		(0.30)	(0.31)	(0.30)
Net gain (loss) from investments and swaps (both realized and unrealized)	(0.06)		(0.20)	(0.27)	1.41
Total from operations	(0.21)		(0.50)	(0.58)	1.11

Less Distributions:
From realized gains	0.07		—	—	—
From net investment income	—		—	(0.62)	—
Total Distributions	0.07		—	(0.62)	—

Net Asset Value, End of Period	$9.27		$9.41	$9.91	$11.11

Total Return (3)	(0.74	)% (6)	(5.05)%	(5.42)%	11.10	% (6)

Ratios/Supplemental Data
Net assets, end of period	$99		$100	$105	$111

Ratio of gross expenses to average net assets (4)	4.22	% (5)	4.80%	5.23%	6.39	% (5)
Ratio of net expenses to average net assets	3.25	% (5)	3.25%	3.25%	3.25	% (5)
Ratio of net investment loss to average net assets	(3.04	)% (5)	(3.07)%	(2.89)%	(3.07	)% (5)
Portfolio turnover rate	0	% (6)	26%	45%	0	% (6)

(1)	Class C commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout the periods presented.

	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.83		$10.22	$11.21		$10.00
From Operations:
Net investment loss (2)	(0.07)		(0.16)	(0.16)		(0.19)
Net gain (loss) from investments and swaps (both realized and unrealized)	(0.06)		(0.23)	(0.27)		1.40
Total from operations	(0.13)		(0.39)	(0.43)		1.21

Less Distributions:
From realized gains	0.07		—	(0.00	) *	—
From net investment income	—		—	(0.56)		—
Total Distributions	0.07		—	(0.56)		—

Paid in capital from redemption fees	—		0.00 *	0.00	*	—

Net Asset Value, End of Period	$9.77		$9.83	$10.22		$11.21

Total Return (3)	0.11	% (6)	(3.82)%	(3.98)%		12.10	% (6)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$19,078		$20,038	$11,118		$7,235

Ratio of gross expenses to average net assets (4)	3.22	% (5)	3.60%	4.23%		5.39	% (5)
Ratio of net expenses to average net assets	2.25	% (5)	2.25%	2.25%		2.25	% (5)
Ratio of net investment loss to average net assets	(1.34	)% (5)	(1.61)%	(1.52)%		(2.07	)% (5)
Portfolio turnover rate	0	% (6)	26%	45%		0	% (6)

*	Less than $0.01 per share

(1)	Class I commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited)

1.	ORGANIZATION

Cane Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on August 29, 2014.

The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC (the “Adviser”), and has substantially similar investment objectives and strategies to those of the Fund. The Predecessor Fund was not registered as a mutual fund under the 1940 Act, and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 “Financial Services – Investment Companies.”

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Short-term investments that mature in 60 days or less at time of purchase may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited) (Continued)

consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$3,983,586	$—	$—	$3,983,586
Short-Term Investments	—	9,974,553	—	9,974,553
Total Assets	$3,983,586	$9,974,553	$—	$13,958,139
Liabilities
Swaps Contracts	$—	$27,620	$—	$27,620
Total Liabilities	$—	$27,620	$—	$27,620

The Fund did not hold any Level 3 securities during the six months ended December 31, 2017.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the six months ended December 31, 2017.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

*	Please refer to the Consolidated Portfolio of Investments for Industry Classification.

Consolidation of Subsidiaries – CAS Fund Limited (“CAS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, CAS, incorporated under the laws of the Cayman Islands. CAS acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of CAS. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, CAS is an exempted Cayman investment company. CAS has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CAS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, CAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Inception Date of	CAS Net Assets at	% Of Fund Net Assets at
CAS	December 31, 2017	December 31, 2017
8/29/2014	$ 2,552,601	13.05%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

CAS maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2017, the notional value of the swap was $8,219,142 . The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 10% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited) (Continued)

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2017:

	Liability Derivatives
		Unrealized
Derivative Investment Type	Location	Depreciation
Total Return Swap - Various Risk	Swap Depreciation	$27,620

The following is a summary of the Fund’s derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2017:

		Total for the
		Six Months Ended
Derivative Investment Type	Location	December 31, 2017
Total Return Swap - Various Risk *	Net realized loss on swaps	$(300,344)

Total Return Swaps - Various Risk *	Net change in unrealized appreciation on swaps	186,149
Total		$(114,195)

*	The Fund entered into transactions with Societe Generale to swap the performance of a propriety index, for which the Adviser served as the trading advisor, for a 0.50% + USK-LIBOR-BBA fee. The swap included exposure to derivatives on currencies, commodities, equities and interest rates.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity of the Fund.

Offsetting of Financial Assets and Derivative Assets – The Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation or depreciation on swaps. The Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2017 for the Fund.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset	Net Amounts of Liabilities
	Gross Amounts of	in the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement of	Financial	Cash Collateral
Description	Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Swap Contracts	$(27,620)	$—	$(27,620)	$—	$27,620	$—
Total	$(27,620)	$—	$(27,620)	$—	$27,620	$—

*	Cash pledged in table above is capped by the recorded investments balance related to the swap as of December 31, 2017. Total collateral held by the Fund as of December 31, 2017 was in the form of cash, $1,804,312, as presents as cash on the Consolidated Statement of Assets and Liabilities.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited) (Continued)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2016, or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Cane Capital Management, LLC serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the average daily net assets. For the six months ended December 31, 2017, the Fund incurred management fees of $198,562.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited) (Continued)

The Adviser has contractually agreed to waive all or part of its management fees and/or reimburse expenses to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2018, so that the total annual operating expenses of the Fund do not exceed 2.50%, 3.25%, and 2.25% of the average daily net assets for its Class A, Class C and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation in place at time of waiver, within three fiscal years of when the amounts were waived. During the six months ended December 31, 2017, the Adviser waived fees of $98,821. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $544,689 and the amounts will expire as follows: on June 30, 2018 - $157,845, June 30, 2019 - $195,522 and June 30, 2020 – $191,322.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. No such fees are payable with respect to Class I. During the six months ended December 31, 2017, the distribution fees accrued under the Plans amounted to $757 for Class A, Class C shares did not incur any fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor did not receive any underwriting commissions for the six months ended December 31, 2017.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2017, amounted to $0 and $109,752, respectively.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended December 31, 2017 the Fund imposed $0 in redemption fees.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited) (Continued)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal year ended June 30, 2017.

The tax character of distributions paid during the fiscal year ended June 30, 2016 was as follows:

Fiscal Year Ended
June 30, 2016
Ordinary Income	$444,363
Long-Term Capital Gain	238
Return of Capital	11
$444,612

As of June 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$140,915	$(120,818)	$—	$(785,968)	$147,768	$(618,103)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the Fund’s holding in CAS Fund Limited.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $120,818.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and adjustments for real estate investment trusts, resulted in reclassifications for the fiscal year ended June 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(192,622)	$190,699	$(1,923)

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

CANE ALTERNATIVE STRATEGIES FUND
DISCLOSURE OF FUND EXPENSES
December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	(7/1/17)	(12/31/17)	(7/1/17 to 12/31/17)
Actual
Class A	$1,000.00	$1,000.10	$12.60
Class C	$1,000.00	$ 992.60	$16.32
Class I	$1,000.00	$1,001.10	$11.35
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,012.60	$12.68
Class C	$1,000.00	$1,008.82	$16.46
Class I	$1,000.00	$1,013.86	$11.42

*	Expenses are equal to the average account value over the six month period, multiplied by the Fund’s annualized expense ratios for the six month period of 2.50%, 3.25% and 2.25% for Class A, Class C and Class I, respectively, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Renewal of Advisory Agreement – Cane Alternative Strategies Fund*

In connection with a meeting held on May 30th and 31st, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Cane Capital Management, LLC (“CCM”) and the Trust, with respect to the Cane Alternative Strategies Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services. The Board noted that CCM was founded in 2007, and currently managed approximately $12.5 million in assets. CCM, the Board observed, provided portfolio management, financial planning and other advisory services to individuals and institutional investors. The Board reviewed the background information of key investment personnel responsible for servicing the Fund, and considered such personnel’s education and financial industry experience with hedge fund management, futures and other alternative investment products. The Board noted that CCM used a combination of fundamental economic analysis and proprietary quantitative models throughout various asset classes, with the models providing investment recommendations, and the portfolio manager using fundamental research to determine risk level, asset allocation, sizing, and whether to execute. The Board observed that CCM attempted to mitigate portfolio risk by using models to measure product volatility and adjusting position sizes accordingly. The Board remarked that CCM had adequate procedures to monitor counterparty risk, collateral at custodian banks, and profit and loss settlement limits. The Board observed that CCM performed pre-trade analysis during the model’s screening process and reviewed post trade reports to ensure compliance with the prospectus. The Board acknowledged that CCM reported no material compliance or litigation issues since the previous advisory contract renewal. The Board noted that CCM was small, but this had not prevented it from providing quality service. The Board concluded that CCM should continue to provide quality service to the Fund and its shareholders and should be retained.

Performance. The Board discussed the Fund’s disappointing performance over the one-year period, noting that it had underperformed its peer group and Morningstar category. The Board observed that the Fund’s poor performance against the benchmark S&P 500 TR was not unexpected due to the bullish equity markets. The Board noted that the Fund had top quartile ranking over the three-year and since inception periods when compared against the peer group and Morningstar category. The Board concluded that CCM had the ability to provide reasonable results and should be retained.

Fees and Expenses. The Board noted that CCM’s advisory fee of 1.95% and its expense ratio were higher than those of its peer group and Morningstar category. The Board acknowledged

CCM’s position that some funds in the Fund’s peer group incurred indirect portfolio expenses, such as swap expenses, that were not reflected in their advisory fee or total operating expenses. The Chairman observed that CCM’s process and models required resources, including expensive software, and the Board discussed whether CCM’s expenses were reasonable. After further discussion, the Board concluded that CCM’s advisory fee was not unreasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted that CCM was willing to discuss the implementation of breakpoints as the Fund’s assets grow and CCM achieved material economies of scale related to the Fund’s operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed CCM’s profitability analysis in connection with its management of the Fund, and acknowledged that CCM was managing the Fund at a loss. The Board concluded, therefore, that CCM’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from CCM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for the Fund was reasonable and that renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-382-6455.

INVESTMENT ADVISER
Cane Capital Management, LLC
8440 Jefferson Hwy, Suite 402
Baton Rouge, LA 70809

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/7/2018

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/7/2018